Document and Entity Information	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	OLIN CORPORATION
Entity Incorporation State Country Code	VA
Entity File Number	1-1070
Entity Tax Identification Number	13-1872319
Entity Address Address Line 1	190 Carondelet Plaza
Entity Address Address Line 2	Suite 1530
Entity Address City Or Town	Clayton
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	314
Local Phone Number	480-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	OLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 30, 2026, Olin Corporation (the “Corporation”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing the voting results from its 2026 Annual Meeting of Shareholders held on April 30, 2026. The Corporation’s inspector of elections subsequently informed the Corporation of a typographical error in the results it reported to the Corporation for Proposal 4 (Ratification of appointment of KPMG LLP as independent registered public accounting firm for 2026) and provided corrected voting results for Proposal 4. Although the corrected voting results do not change the outcome for Proposal 4, the Corporation is filing this Amendment No. 1 to the Original Form 8-K to provide the corrected information received from its inspector of elections. The corrected voting results provided below replace the results previously disclosed with respect to Proposal 4 in the Original Form 8-K. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0000074303